Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net (loss) income for the period	$ (3,450)	$ 206	$ (2,671)	$ (4,705)
Items not affecting cash and cash equivalents:
Loss (gain) on change in fair value of warrant liability (note 11)	2,139	(3,926)	(331)	(1,865)
Transaction costs of warrants issued and expensed as finance cost			310
Provision for restructuring costs utilized (note 9)	(21)	790	(348)	773
Depreciation and amortization	39	70	146	136
Impairment of right of use asset		64		401
Impairment of prepaid asset				169
Gain on modification of building lease (notes 6 and 10)	(34)		(219)
Share-based compensation costs	89	595	(23)	690
Employee future benefits (note 12)	50	2	99	136
Amortization of deferred revenues	(23)	(18)	(37)	(36)
Foreign exchange (loss) on items denominated in foreign currencies	(84)	(4)	(32)	(49)
Gain on disposal of property, plant and equipment	(2)		(2)	(3)
Other non-cash items	22		7
Interest accretion on lease liabilities (note 10)	(4)	(18)	(15)	(38)
Payment of income taxes	(637)		(1,448)
Changes in operating assets and liabilities (note 15)	(494)	69	(290)	(785)
Net cash used in operating activities	(2,410)	(2,170)	(4,854)	(5,176)
Cash flows from financing activities
Issuance of common shares and warrants (notes 13 and 11, respectively)		314	4,500	314
Transaction costs (note 13)	(11)		(611)
Payments on lease liabilities (note 10)	(41)	(159)	(199)	(310)
Net cash provided by (used in) financing activities	(52)	155	3,690	4
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	6		6
Change in restricted cash equivalents	50		50	50
Net cash provided by investing activities	56		56	50
Effect of exchange rate changes on cash and cash equivalents	(33)	341	13	293
Net change in cash and cash equivalents	(2,439)	(1,674)	(1,095)	(4,829)
Cash and cash equivalents - Beginning of period	9,182	11,357	7,838	14,512
Cash and cash equivalents - End of period	$ 6,743	$ 9,683	$ 6,743	$ 9,683